Performance Management - Hardman Johnston International Growth Fund	Feb. 28, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
From February 14, 2018 (the Fund’s inception) to December 31, 2019, the Fund was managed by Redwood Investments LLC, the previous sub-advisor to the Fund. Hardman Johnston became the Fund’s sub-advisor effective January 1, 2020.
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for the one year, five year, and since inception periods compared with those of the Index, which is a broad measure of market performance, and the MSCI EAFE Net Index (a secondary benchmark). The Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is also available on the Fund’s website at www.hardmanjohnstonfunds.com.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for the one year, five year, and since inception periods compared with those of the Index, which is a broad measure of market performance, and the MSCI EAFE Net Index (a secondary benchmark).
Performance Additional Market Index [Text]	The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for the one year, five year, and since inception periods compared with those of the Index, which is a broad measure of market performance, and the MSCI EAFE Net Index (a secondary benchmark).
Bar Chart [Heading]	Institutional Shares* Calendar Year Returns as of December 31
Bar Chart Footnotes [Text Block]	The returns shown in the bar chart are for Institutional Shares. The performance of the Retail Shares will differ due to differences in expenses.
Bar Chart Closing [Text Block]
During the period of time shown in the bar chart, the highest return for a calendar quarter was 27.59% for the quarter ended June 30, 2020, and the lowest return for a calendar quarter was -23.26% for the quarter ended March 31, 2020.

Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	27.59%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(23.26%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (For the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown for Institutional Shares only and after-tax returns for Retail Shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
Institutional Shares of the Fund commenced operations on February 14, 2018. Retail Shares of the Fund commenced operations on September 17, 2018. Performance shown for Retail Shares prior to inception (September 17, 2018) reflects the performance of Institutional Shares, and does not include expenses of the Retail Shares, which are higher than those of the Institutional Shares. The performance of the Retail Shares will differ from that of Institutional Shares due to differences in expenses.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. The after-tax returns are shown for Institutional Shares only and after-tax returns for Retail Shares will vary.

Performance Availability Website Address [Text]	www.hardmanjohnstonfunds.com